Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Unrecognized Deferred Tax Assets and Liabilities

Unrecognized deferred tax assets and liabilities are detailed below by nature of temporary differences for the current year:

(€’000)	For the year ended
	31 December 2018
	Assets	Liabilities	Net
Intangibles assets	49	—	49
Tangible assets	—	(154)	(154)
Recoverable cash advances liability	633	—	633
Contingent consideration liability	6,297	—	6,297
Employee Benefits liability	33	—	33
Other temporary difference	—	(436)	(436)

Tax-losses carried forward	46,858	—	46,858
	—	—	—

Unrecognised Gross Deferred Tax assets/(liabilities)	53,869	(590)	53,279
Netting by tax entity	(437)	437	—

Unrecognised Net Deferred Tax assets/(liabilities)	53,432	(153)	53,279

Unrecognized deferred tax assets and liabilities are detailed below by nature of temporary differences for the previous years:

	For the year ended
	31 December 2017
(€’000)	Assets	Liabilities	Net
Intangibles assets	—	(3,974)	(3,974)
Tangible assets	—	(215)	(215)
Recoverable cash advances liability	349	—	349
Contingent consideration liability	4,471	—	4,471
Employee Benefits liability	51	—	51
Other temporary difference	5	—	5

Tax-losses carried forward	48,152	—	48,152

Unrecognised Gross Deferred Tax assets/(liabilities)	53,028	(4,189)	48,839
Netting by tax entity	(3,974)	3,974	—
Unrecognised Net Deferred Tax assets/(liabilities)	49,054	(215)	48,839

	31 December 2016
EUR	Assets	Liabilities	Net
Intangibles assets	14,704	—	14,704
Tangible assets	—	(379)	(379)
Recoverable cash advances liability	2,322	—	2,322
Contingent consideration liability	—	—	—
Employee Benefits liability	69	—	69
Other temporary difference	—	—	—

Tax-losses carried forward	22,654	—	22,654

Unrecognised Gross Deferred Tax assets/(liabilities)	39,749	(379)	39,370
Netting by tax entity	464	(464)	—
Unrecognised Net Deferred Tax assets/(liabilities)	40,214	(844)	39,370

Schedule of Unrecognised Deferred Tax Asset Balance Roll Forward

The change in the Group’s unrecognised deferred tax asset balance is detailed below:

UNRECOGNISED DEFERRED TAX ASSET BALANCE ROLL FORWARD

(€’000)	For the year ended
	2018	2017	2016
Opening balance at 1 January	48,839	39,370	39,286
Temporary difference creation or reversal	5,734	(15,580)	(6,844)
Change in Tax-losses carried forward	(1,294)	44,011	6,775
Foreign exchange rate effect	—	(113)	154
Change in BE tax rate applicable (34% > 25%)	—	(14,896)	—
Change in US tax rate applicable (35% > 23%)	—	(3,953)	—
			—

Closing balance at 31 December	53,279	48,839	39,370